Related party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions
Related party transactions

26. Related party transactions

Related parties include members of the Board of Directors and the Executive Management of the Group. The following transactions were carried out with related parties:

Key management compensation

Key management compensation	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

	Continuing operations		Continuing operations
Salaries, other short-term employee benefits and post-employment benefits	99,864	95,934	197,156	155,762
Share‑based compensation	18,910	46,368	43,428	98,766
Total	118,774	142,302	240,584	254,528

The total compensation costs to key management related to continuing operations remained stable during the six-month periods ended June 30, 2024 and 2025.

Key management compensation

Key management compensation	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

	Discontinued operations		Discontinued operations
Salaries, other short-term employee and post-employment benefits	—	345,177	—	664,525
Share-based compensation	—	999,751	—	1,260,638
Total	—	1,344,928	—	1,925,163

The compensation costs to key management transferred to Neurosterix group on April 2, 2024 amounted to CHF 1.9 million for the six-month period ended June 30, 2024. Share-based compensation related to the fair value of equity incentive units recognized through the statements of profit or loss.

As of June 30, 2024, the Group had a net payable of CHF 0.1 million to the Executive Management transferred to Neurosterix Group.

Transactions with Neurosterix Group

On April 2, 2024, as part of the Neurosterix transaction, a service agreement was concluded in order to provide to the Group with access to certain staff and infrastructure at zero cost to ensure the operation of the Group retained business until December 31, 2024. In 2025, this agreement was not formally renewed, but Neurosterix agreed to allow the Group to have access to some employees and infrastructure at zero cost. The fair value of the services received at zero cost has been recognized as other income and other operating expenses in the statements of profit or loss and amounted to CHF 34,505 and CHF 105,560 respectively for the three-month and six-month periods ended June 30, 2025. During the second quarter of 2025, the Group recognized a gain from the sale of activities amounting to CHF 117,747 and related to a consideration receivable that was considered as contingent at the moment of the transaction. As of June 30, 2025, the Group has a net receivable of CHF 60,074 with Neurosterix Pharma Sàrl.

Transactions with Stalicla Ltd

In June 2025, the Group invested a total amount of CHF 795,029 in Stalicla Ltd and received 23,342 preferred shares and derivative financial instruments (notes 23 and 24).